Average Annual Total Returns - Prospectus #1 - Eaton Vance Total Return Bond Fund	Bloomberg U.S. Aggregate Bond Index One Year	Bloomberg U.S. Aggregate Bond Index Five Years	Bloomberg U.S. Aggregate Bond Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class R6 One Year	Class R6 Five Years	Class R6 Ten Years	Class R6 Inception Date
Total	(13.01%)	0.02%	1.06%	(15.92%)	(0.05%)	1.63%	(17.13%)	(1.47%)	0.04%	(9.39%)	(0.71%)	0.50%	(14.51%)	0.14%	1.35%	(12.89%)	0.86%	2.21%	(12.89%)	0.86%	2.21%	Jun. 30, 2023